NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss	$ (18,902)	$ (11,215)	$ (33,987)	$ (23,746)	$ (625)
Less dividends and revaluation attributable to redeemable preferred stock and redeemable convertible preferred stock		3,727	33,632	13,636	11,398
Net loss attributable to common stockholders	$ (18,902)	$ (14,942)	$ (67,619)	$ (37,382)	$ (12,023)
Denominator:
Weighted average common shares outstanding - Basic	340,580,941	52,076,541	202,881,911	47,007,695	36,114,832
Weighted average common shares outstanding - Diluted	340,580,941	52,076,541	202,881,911	47,007,695	36,114,832
Net loss per share attributable to common stockholders - Basic loss per share	$ (0.06)	$ (0.29)	$ (0.33)	$ (0.80)	$ (0.33)
Net loss per share attributable to common stockholders - Diluted loss per share	$ (0.06)	$ (0.29)	$ (0.33)	$ (0.80)	$ (0.33)